Unaudited Condensed Consolidated Statements of Income and Comprehensive Income - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Revenues	$ 12,404,234	$ 9,734,003
Cost of revenues	(11,061,783)	(7,751,700)
Gross profit	1,342,451	1,982,303
Operating expenses:
Sales and marketing expenses	(293,041)	(306,224)
General and administrative expenses	(416,039)	(314,290)
Research and development expenses	(458,025)	(298,381)
Total operating expenses	(1,167,105)	(918,895)
Income from operations	175,346	1,063,408
Other income (expense), net
Interest expenses	(84,275)	(69,615)
Interest income	135	326
Other income	42,771	14,848
Exchange gains	57,949	11,614
Other expenses	(17,126)	(11,713)
Income before income tax provision	174,800	1,008,868
Income tax benefit (expense)	370	(25,006)
Net income	175,170	983,862
Less: Net income attributable to non-controlling interest	9,245	41,455
Net income attributable to MaxsMaking Inc.	165,925	942,407
Other comprehensive income:
Foreign currency translation adjustment	108,280	13,554
Comprehensive income	283,450	997,416
Less: comprehensive income (loss) attributable to non-controlling interests	3,379	(9,286)
Comprehensive income attributable to MaxsMaking Inc.	$ 280,071	$ 1,006,702
Weighted Average Shares Outstanding- Diluted (in Shares)	15,000,000	15,000,000
Class A ordinary shares
Other comprehensive income:
Earnings per share- basic (in Dollars per share)	$ 0.02	$ 0.13
Earnings per share- diluted (in Dollars per share)	0.02	0.13
Class B ordinary shares
Other comprehensive income:
Earnings per share- basic (in Dollars per share)	0.02	0.14
Earnings per share- diluted (in Dollars per share)	$ 0.02	$ 0.14